Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balance at beginning of period	R$ 161	R$ 173
Provisions	472	13
Reversal		(25)
Balance at end of period	633	161
Tax
Disclosure of other provisions [line items]
Balance at beginning of period	11	10
Provisions	120	1
Reversal		0
Balance at end of period	131	11
Labor
Disclosure of other provisions [line items]
Balance at beginning of period	150	163
Provisions	352	12
Reversal		(25)
Balance at end of period	R$ 502	R$ 150